Exhibit 99.17

Data Compare Summary (Total)

Run Date - 7/17/2025 12:36:52 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	241	0.41%	241
State	0	241	0.00%	241
Zip	0	241	0.00%	241
Note Date	0	241	0.00%	241
Original Loan Amount	0	241	0.00%	241
Amortization Term	0	241	0.00%	241
Maturity Date	0	241	0.00%	241
Original Interest Rate	0	241	0.00%	241
Borrower Qualifying FICO	3	241	1.24%	241
Coborrower Qualifying FICO	2	151	1.32%	241
Amortization Type	0	241	0.00%	241
Representative FICO	1	241	0.41%	241
Property Type	1	241	0.41%	241
Lien Position	0	241	0.00%	241
Occupancy	0	241	0.00%	241
Purpose	0	241	0.00%	241
Appraised Value	1	241	0.41%	241
Contract Sales Price	5	241	2.07%	241
Balloon Flag	0	241	0.00%	241
Original CLTV	3	241	1.24%	241
Original LTV	3	241	1.24%	241
Origination Channel	0	241	0.00%	241
Appraisal Effective Date	2	241	0.83%	241
Investor: Qualifying Total Debt Ratio	6	241	2.49%	241
Initial Rate Lock Date	39	241	16.18%	241
Total	67	5,935	1.13%	241